Consolidated Statements of Stockholders' Equity Statement - USD ($) $ in Millions	Total	Common stock	Treasury stock	Additional paid-in capital	Accumulated deficit	Accumulated other comprehensive loss	Noncontrolling interests
Beginning balance, shares at Dec. 31, 2015		329,000,000
Beginning balance, equity attributable to Hilton stockholders at Dec. 31, 2015		$ 3	$ 0	$ 10,158	$ (3,392)	$ (784)
Beginning balance, equity attributable to noncontrolling interest at Dec. 31, 2015							$ (34)
Beginning balance, equity at Dec. 31, 2015	$ 5,951
Net income attributable to Hilton stockholders	338				338
Net income attributable to Hilton stockholders | Accounting standards update 2014-09	(10)
Net income attributable to noncontrolling interests	16						16
Net income attributable to noncontrolling interests | Accounting standards update 2014-09	0
Net income	354
Net income | Accounting standards update 2014-09	(10)
Currency translation adjustment	(159)					(158)	(1)
Pension liability adjustment	(57)					(57)
Cash flow hedge adjustment	(2)					(2)
Other comprehensive income (loss), net of tax, attributable to Hilton stockholders						(217)
Other comprehensive income (loss), net of tax, attributable to noncontrolling interest							(1)
Other comprehensive income (loss), net of tax	(218)
Dividends	(279)				(279)
Share-based compensation	62			62
Distributions	(32)						(32)
Acquisition of noncontrolling interest	0
Deconsolidation of a variable interest entity	(4)						(4)
Ending balance, shares at Dec. 31, 2016		329,000,000
Ending balance, equity attributable to Hilton stockholders at Dec. 31, 2016		$ 3	0	10,220	(3,545)	(1,001)
Ending balance, equity attributable to noncontrolling interest at Dec. 31, 2016							(50)
Ending balance, equity at Dec. 31, 2016	5,627
Cumulative effect of the adoption of ASU | Accounting standards update 2014-09	(212)				(212)
Cumulative effect of the adoption of ASU | Accounting standards update 2015-02	5						5
Net income attributable to Hilton stockholders	1,084				1,084
Net income attributable to Hilton stockholders | Accounting standards update 2014-09	(175)
Net income attributable to noncontrolling interests	5						5
Net income attributable to noncontrolling interests | Accounting standards update 2014-09	0
Net income	1,089
Net income | Accounting standards update 2014-09	(175)
Currency translation adjustment	162					162
Pension liability adjustment	22					22
Cash flow hedge adjustment	13					13
Other comprehensive income (loss), net of tax, attributable to Hilton stockholders						197
Other comprehensive income (loss), net of tax, attributable to noncontrolling interest							0
Other comprehensive income (loss), net of tax	197
Dividends	(196)				(196)
Repurchases of common stock, shares		(14,000,000)
Repurchases of common stock	(891)		(891)
Share-based compensation, shares		2,000,000
Share-based compensation	77			77
Distributions	(1)						(1)
Spin-offs of Park and HGV	(4,211)				(4,323)	63	49
Acquisition of noncontrolling interest	$ 0
Ending balance, shares at Dec. 31, 2017	317,420,933	317,000,000
Ending balance, equity attributable to Hilton stockholders at Dec. 31, 2017	$ 1,688	$ 3	(891)	10,298	(6,981)	(741)
Ending balance, equity attributable to noncontrolling interest at Dec. 31, 2017	(3)						3
Ending balance, equity at Dec. 31, 2017	1,691
Ending balance, equity (Accounting standards update 2014-09) at Dec. 31, 2017	(384)
Cumulative effect of the adoption of ASU | Accounting standards update 2016-09	0			1	(1)
Net income attributable to Hilton stockholders	764				764
Net income attributable to noncontrolling interests	5						5
Net income	769
Currency translation adjustment	(70)					(70)
Pension liability adjustment	(9)					(9)
Cash flow hedge adjustment	22					22
Other comprehensive income (loss), net of tax, attributable to Hilton stockholders						(57)
Other comprehensive income (loss), net of tax, attributable to noncontrolling interest							0
Other comprehensive income (loss), net of tax	(57)
Dividends	(184)				(184)
Repurchases of common stock, shares		(23,000,000)
Repurchases of common stock	(1,721)		(1,721)
Share-based compensation, shares		1,000,000
Share-based compensation	64		(13)	77
Distributions	(1)						(1)
Acquisition of noncontrolling interest	$ (3)			(3)
Ending balance, shares at Dec. 31, 2018	294,815,890	295,000,000
Ending balance, equity attributable to Hilton stockholders at Dec. 31, 2018	$ 551	$ 3	$ (2,625)	$ 10,372	(6,417)	(782)
Ending balance, equity attributable to noncontrolling interest at Dec. 31, 2018	(7)						$ 7
Ending balance, equity at Dec. 31, 2018	558
Cumulative effect of the adoption of ASU | Accounting standards update 2018-02	$ 0				$ (16)	$ (16)